Consolidated Condensed Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 60,508	$ 306,034	$ 348,749
Prepaid expenses	191,892	152,663	72,297
Total Current Assets	252,400	458,697	421,046
Cash held in Trust Account	6,271,861	6,218,429	290,646,467
Total Assets	6,524,261	6,677,126	291,067,513
Current Liabilities
Accounts payable and accrued expenses	1,311,822	1,135,140	249,489
Excise tax payable	2,870,720	2,870,720
Income taxes payable	462,108	453,342	248,647
Total Current Liabilities	6,707,665	6,522,217	586,986
Deferred underwriting fee payable	10,062,500	10,062,500	10,062,500
Warrant liabilities	2,916,667	2,041,667	145,833
Total Liabilities	19,686,832	18,626,384	10,795,319
Commitments and Contingencies
Stockholders’ Deficit
Preferred stock, value
Additional paid-in capital
Accumulated deficit	(19,435,298)	(18,178,122)	(10,086,295)
Total Stockholders’ Deficit	(19,434,579)	(18,177,403)	(10,085,576)
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION, AND STOCKHOLDERS’ DEFICIT	6,524,261	6,677,126	291,067,513
Related Party
Current Liabilities
Promissory note – related party	578,689	578,689
Convertible notes – related party	1,484,326	1,484,326	88,850
Class A Common Stock
Current Liabilities
Common stock subject to possible redemption, value	6,272,008	6,228,145	290,357,770
Stockholders’ Deficit
Common stock, value	705	705
Class B Common Stock
Stockholders’ Deficit
Common stock, value	$ 14	$ 14	$ 719